Earnings (loss) per share (Narrative) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share	2,542	1,435